Leases - Supplemental Cash Flow Information (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for amounts included in the measurement of lease liabilities:	$ 5,398	$ 5,948	$ 23,468	$ 19,146
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for lease liabilities:	61	2,751	19,816	34,196
ROU asset re-measurement	$ (1,249)	$ (626)	$ (5,840)	$ 10,799